Portfolio of investments—February 29, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.51%
Consumer discretionary: 10.22%
Automobile components: 1.02%
Modine Manufacturing Co.†	34,806	$3,122,446
Diversified consumer services: 3.64%
Bright Horizons Family Solutions, Inc.†	51,817	5,951,701
Duolingo, Inc.†	21,719	5,190,841
		11,142,542
Hotels, restaurants & leisure: 2.88%
Dutch Bros, Inc. Class A†	78,145	2,276,364
First Watch Restaurant Group, Inc.†	162,557	4,072,053
Wingstop, Inc.	7,048	2,474,200
		8,822,617
Specialty retail: 2.68%
American Eagle Outfitters, Inc.	42,756	1,015,455
Boot Barn Holdings, Inc.†	58,298	5,392,565
Wayfair, Inc. Class A†	30,100	1,793,960
		8,201,980
Consumer staples: 8.69%
Beverages: 0.87%
Celsius Holdings, Inc.†	28,848	2,354,574
MGP Ingredients, Inc.	3,819	325,302
		2,679,876
Consumer staples distribution & retail : 0.53%
Chefs’ Warehouse, Inc.†	42,654	1,621,279
Food products: 1.63%
Freshpet, Inc.†	44,210	4,997,056
Personal care products: 5.66%
BellRing Brands, Inc.†	124,489	7,089,649
e.l.f. Beauty, Inc.†	49,063	10,231,107
		17,320,756
Energy: 1.73%
Energy equipment & services: 0.45%
Helmerich & Payne, Inc.	35,678	1,369,679
Oil, gas & consumable fuels: 1.28%
Matador Resources Co.	29,764	1,879,597
Viper Energy, Inc.	56,911	2,056,763
		3,936,360
Financials: 5.07%
Insurance: 5.07%
Goosehead Insurance, Inc. Class A†	48,209	3,647,011
See accompanying notes to portfolio of investments
Allspring Emerging Growth Portfolio | 1

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Insurance(continued)
Kinsale Capital Group, Inc.	14,134	$7,295,688
Skyward Specialty Insurance Group, Inc.†	124,700	4,562,773
		15,505,472
Health care: 18.66%
Biotechnology: 5.10%
Apellis Pharmaceuticals, Inc.†	36,674	2,272,688
Immunocore Holdings PLC ADR†	28,207	1,896,075
Immunovant, Inc.†	20,941	740,683
Krystal Biotech, Inc.†	19,037	3,035,830
Soleno Therapeutics, Inc.†	19,000	918,080
Vaxcyte, Inc.†	14,057	1,037,688
Vericel Corp.†	125,196	5,718,953
		15,619,997
Health care equipment & supplies: 8.00%
Glaukos Corp.†	48,899	4,331,963
PROCEPT BioRobotics Corp.†	63,133	3,051,849
RxSight, Inc.†	58,848	3,211,335
Shockwave Medical, Inc.†	10,764	2,808,005
SI-BONE, Inc.†	74,651	1,295,195
TransMedics Group, Inc.†	119,974	9,789,878
		24,488,225
Health care providers & services: 3.68%
Ensign Group, Inc.	13,282	1,659,187
HealthEquity, Inc.†	55,167	4,557,346
RadNet, Inc.†	133,655	5,060,178
		11,276,711
Pharmaceuticals: 1.88%
Cymabay Therapeutics, Inc.†	37,424	1,204,679
Ligand Pharmaceuticals, Inc.†	19,585	1,554,070
Structure Therapeutics, Inc. ADR†	15,609	633,257
Tarsus Pharmaceuticals, Inc.†	61,566	2,353,052
		5,745,058
Industrials: 22.07%
Aerospace & defense: 0.63%
AeroVironment, Inc.†	6,689	848,098
Hexcel Corp.	14,391	1,071,554
		1,919,652
Building products: 2.71%
AZEK Co., Inc.†	79,547	3,827,006
Zurn Elkay Water Solutions Corp.	140,667	4,466,177
		8,293,183
See accompanying notes to portfolio of investments
2 | Allspring Emerging Growth Portfolio

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Commercial services & supplies: 3.49%
Casella Waste Systems, Inc. Class A†	89,547	$8,068,185
Cimpress PLC†	26,729	2,619,709
		10,687,894
Construction & engineering: 3.20%
Comfort Systems USA, Inc.	24,627	7,529,213
Construction Partners, Inc. Class A†	47,326	2,275,434
		9,804,647
Electrical equipment: 0.81%
NEXTracker, Inc. Class A†	26,033	1,464,096
Shoals Technologies Group, Inc. Class A†	79,079	1,014,584
		2,478,680
Ground transportation: 2.62%
ArcBest Corp.	31,848	4,549,805
Marten Transport Ltd.	122,778	2,314,365
Saia, Inc.†	2,037	1,172,090
		8,036,260
Machinery: 3.42%
ESCO Technologies, Inc.	14,542	1,481,684
SPX Technologies, Inc.†	76,681	8,986,247
		10,467,931
Professional services: 1.87%
ASGN, Inc.†	31,607	3,139,207
Legalzoom.com, Inc.†	83,500	1,035,400
Paycor HCM, Inc.†	73,320	1,548,519
		5,723,126
Trading companies & distributors: 3.32%
Applied Industrial Technologies, Inc.	31,646	6,009,259
SiteOne Landscape Supply, Inc.†	24,688	4,159,434
		10,168,693
Information technology: 32.21%
Communications equipment: 0.73%
Calix, Inc.†	63,691	2,220,905
Electronic equipment, instruments & components: 2.34%
Fabrinet†	15,902	3,427,994
Novanta, Inc.†	21,601	3,735,677
		7,163,671
IT services: 2.66%
Globant SA†	12,024	2,683,396
Wix.com Ltd.†	38,975	5,463,516
		8,146,912
See accompanying notes to portfolio of investments
Allspring Emerging Growth Portfolio | 3

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment: 7.00%
ACM Research, Inc. Class A†	114,018	$3,525,437
Allegro MicroSystems, Inc.†	147,965	4,659,418
Credo Technology Group Holding Ltd.†	114,794	2,472,663
Diodes, Inc.†	13,172	895,433
Onto Innovation, Inc.†	19,853	3,656,128
PDF Solutions, Inc.†	21,692	737,311
Silicon Laboratories, Inc.†	19,808	2,724,392
SiTime Corp.†	29,891	2,764,917
		21,435,699
Software: 19.48%
Braze, Inc. Class A†	96,117	5,469,057
Clearwater Analytics Holdings, Inc. Class A†	157,356	2,709,670
CyberArk Software Ltd.†	40,367	10,647,200
Descartes Systems Group, Inc.†	38,296	3,319,114
DoubleVerify Holdings, Inc.†	62,408	1,927,783
Five9, Inc.†	63,351	3,864,411
JFrog Ltd.†	155,578	6,968,339
PowerSchool Holdings, Inc. Class A†	133,438	2,787,520
PROS Holdings, Inc.†	41,399	1,480,014
Sprout Social, Inc. Class A†	84,581	5,228,798
SPS Commerce, Inc.†	47,482	8,791,767
Varonis Systems, Inc.†	86,677	4,403,192
Workiva, Inc.†	23,753	2,045,608
		59,642,473
Materials: 0.86%
Metals & mining: 0.86%
ATI, Inc.†	53,580	2,635,065
Total common stocks (Cost $196,978,151)		304,674,845

		Yield
Short-term investments: 0.26%
Investment companies: 0.26%
Allspring Government Money Market Fund Select Class♠ ∞		5.24%	800,774	800,774
Total short-term investments (Cost $800,774)				800,774
Total investments in securities (Cost $197,778,925)	99.77%			305,475,619
Other assets and liabilities, net	0.23			718,809
Total net assets	100.00%			$306,194,428

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
See accompanying notes to portfolio of investments
4 | Allspring Emerging Growth Portfolio

Portfolio of investments—February 29, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$9,781,514	$97,774,699	$(106,755,439)	$0	$0	$800,774	800,774	$242,745
See accompanying notes to portfolio of investments
Allspring Emerging Growth Portfolio | 5

Notes to portfolio of investments—February 29, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 29, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer discretionary	$31,289,585	$0	$0	$31,289,585
Consumer staples	26,618,967	0	0	26,618,967
Energy	5,306,039	0	0	5,306,039
Financials	15,505,472	0	0	15,505,472
Health care	57,129,991	0	0	57,129,991
Industrials	67,580,066	0	0	67,580,066
Information technology	98,609,660	0	0	98,609,660
Materials	2,635,065	0	0	2,635,065
Short-term investments
Investment companies	800,774	0	0	800,774
Total assets	$305,475,619	$0	$0	$305,475,619
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At February 29, 2024, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Emerging Growth Portfolio